CAPITALIZED SOFTWARE, NET AND OTHER INTANGIBLE ASSETS, NET (Tables) - DIH Holding US, Inc. [Member]	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF CAPITALIZED SOFTWARE AND OTHER INTANGIBLE ASSETS

Capitalized software, net and other intangible assets, net as of June 30, 2023 and March 31, 2023 consisted of the following:

	As of June 30, 2023			As of March 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Capitalized software	$2,393	$(136)	$2,257	$2,326	$(123)	$2,203

Other intangible assets	$380	$-	$380	$380	$-	$380

Capitalized software, net and other intangible assets, net as of March 31, 2023 and 2022 consisted of the following:

	As of March 31,
	2023			2022
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Capitalized software	$2,326	$(123)	$2,203	$2,259	$(83)	$2,176

Other intangible assets	$380	$-	$380	$-	$-	$-

SCHEDULE OF ESTIMATED ANNUAL AMORTIZATION FOR INTANGIBLE ASSETS	Estimated annual amortization for intangible assets over the next five years are as follows:
	Remainder of 2024	2025	2026	2027	2028
Estimated annual amortization	$63	$292	$464	$454	$454
Estimated annual amortization for intangible assets over the next five years are as follows:
	2024	2025	2026	2027	2028
Estimated annual amortization	$84	$488	$451	$442	$442